RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company recorded fees and expense reimbursements as shown in the table below for services provided by CMFT Management or its affiliates related to the services described above during the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Management fees and expenses	$11,398	$—	$22,488	$—
Acquisition fees and expenses	$205	$1,439	$332	$1,625
Disposition fees	$—	$246	$341	$1,047
Advisory fees and expenses	$—	$10,191	$—	$20,210
Operating expenses	$1,205	$739	$2,015	$1,713

The Company recorded fees and expense reimbursements as shown in the table below for services provided by CMFT Management or its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2019		2018	2017
Management fees and expenses	$16,350	(1)	$—	$—
Acquisition fees and expenses	$2,110		$2,749	$6,532
Disposition fees	$3,967		$478	$—
Advisory fees and expenses	$25,989		$43,399	$44,072
Operating expenses	$3,594		$5,163	$4,494

(1)	Includes advisor reimbursements incurred subject to the Management Agreement.